Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Method Investments
A rollforward of our investments in equity method investments is as follows:

In $ millions	Perfomex	Perfomex II	Total
Balance as of January 1, 2024	9.1	6.6	15.7
Loss from equity method investments	—	(1.2)	(1.2)
Balance as of December 31, 2024	9.1	5.4	14.5
(Loss) / income from equity method investments	(3.1)	0.4	(2.7)
Balance as of December 31, 2025	6.0	5.8	11.8